Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

June 15, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
(filing relates solely to Western Asset Institutional Liquid Reserves, Western Asset
Institutional Cash Reserves and Western Asset Select Tax Free Reserves)
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 110 to the registration statement for the Trust (the “Amendment”) relating to its series Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves and Western Asset Institutional Tax Free Reserves (to be renamed Western Asset Select Tax Free Reserves) (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to address the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson